JPMorgan SmartRetirement 2050 Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	112 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI INDEX(Net Total Return) (Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.92%	11.72%
S&P TARGET DATE 2050 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	19.56%	10.14%		10.79%
JPM SMARTRETIREMENT 2050 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	20.25%	10.20%		10.78%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	12.36%	7.98%		9.40%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.90%	6.15%		7.77%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.05%	5.81%		7.18%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	15.98%	8.35%		9.38%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	17.89%	9.18%		10.08%